Taxation - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Income Tax [Line Items]
Applicable tax rate (as a percent)	0.00%	0.00%	0.00%
Effective tax rate (as a percent)	0.00%
Unrecognized deferred tax assets	$ 98,963,644	$ 94,182,876
Tax expense (income)	263,493	(540,126)	$ 0
Deferred tax	$ 303,749	$ 529,018
United Kingdom
Disclosure Income Tax [Line Items]
Tax rate (as a percent)	25.00%
Tanzania
Disclosure Income Tax [Line Items]
Tax rate (as a percent)	30.00%
Australia
Disclosure Income Tax [Line Items]
Tax rate (as a percent)	30.00%